INVENTORY (Details) - USD ($)	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Raw material	$ 109,012	$ 68,780	$ 84,171
Finished goods	445,978	0
Work in process	2,242,208	4,882,493	3,989,995
Total	$ 2,797,198	$ 4,951,273	$ 4,074,166